PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks 97.1%
Australia 0.4%
Anglogold Ashanti PLC	1,035	$93,303
Brazil 3.3%
Axia Energia	2,600	26,822
Banco Bradesco SA	3,701	12,855
Banco BTG Pactual SA, UTS	9,000	102,198
BB Seguridade Participacoes SA	19,300	137,193
CPFL Energia SA	14,500	140,929
NU Holdings Ltd. (Class A Stock)*	8,800	156,200
Petroleo Brasileiro SA	8,800	67,537
Vale SA	10,100	161,439
		805,173
Cayman Islands 0.1%
Patria Investments Ltd. (Class A Stock)	800	11,688
Chile 0.6%
Falabella SA	18,661	144,875
China 25.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	13,700	52,144
3SBio, Inc., 144A*	11,500	34,291
Agricultural Bank of China Ltd. (Class H Stock)	57,000	39,850
Alibaba Group Holding Ltd.	29,600	629,698
Bank of Beijing Co. Ltd. (Class A Stock)	151,300	115,205
Bank of Jiangsu Co. Ltd. (Class A Stock)	24,300	35,352
Bank of Shanghai Co. Ltd. (Class A Stock)	47,700	63,321
Beijing Enterprises Holdings Ltd.	11,500	52,095
BOC Aviation Ltd., 144A	1,100	11,396
China Construction Bank Corp. (Class H Stock)	101,000	101,983
China Gold International Resources Corp. Ltd.	4,000	101,284
China Hongqiao Group Ltd.	24,500	112,055
China Jushi Co. Ltd. (Class A Stock)	16,800	51,551
China Minsheng Banking Corp. Ltd. (Class H Stock)	29,500	14,678
China National Building Material Co. Ltd. (Class H Stock)	178,000	128,035
China Pacific Insurance Group Co. Ltd. (Class H Stock)	25,400	127,936
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	78,400	72,987
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	30,000	22,388
CITIC Ltd.	92,000	147,033
CMOC Group Ltd. (Class H Stock)	39,000	109,612
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	100	5,037
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	8,500	14,934
Eoptolink Technology, Inc. Ltd. (Class A Stock)	500	30,032
Fufeng Group Ltd.	17,000	18,396
Geely Automobile Holdings Ltd.	5,000	10,292
Genertec Universal Medical Group Co. Ltd., 144A	88,500	69,550
Guangdong Investment Ltd.	56,000	52,945
Guoquan Food Shanghai Co. Ltd. (Class H Stock)	92,000	50,217
H World Group Ltd., ADR	1,000	47,510
Haier Smart Home Co. Ltd. (Class H Stock)	22,800	75,165
Harbin Electric Co. Ltd. (Class H Stock)	2,000	5,080
Huaxia Bank Co. Ltd. (Class A Stock)	144,800	131,894
Huayu Automotive Systems Co. Ltd. (Class A Stock)	23,400	64,650
Industrial & Commercial Bank of China Ltd. (Class H Stock)	221,000	183,319
Industrial Bank Co. Ltd. (Class A Stock)	6,700	17,995
Innovent Biologics, Inc., 144A*	4,500	46,710
JD.com, Inc., ADR	4,900	139,552

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	2,800	$43,494
MMG Ltd.*	128,000	165,722
NetEase, Inc.	3,200	82,976
NetEase, Inc., ADR	1,100	141,713
New China Life Insurance Co. Ltd. (Class H Stock)	16,100	130,916
Ningxia Baofeng Energy Group Co. Ltd. (Class A Stock)	19,500	66,550
PDD Holdings, Inc., ADR*	500	50,525
PICC Property & Casualty Co. Ltd. (Class H Stock)	14,000	28,983
Ping An Bank Co. Ltd. (Class A Stock)	74,600	116,065
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	36,500	338,550
Pop Mart International Group Ltd., 144A	2,000	57,173
Precision Tsugami China Corp. Ltd.	17,000	91,145
Qfin Holdings, Inc., ADR	2,700	41,985
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	69,900	86,228
Sinopharm Group Co. Ltd. (Class H Stock)	14,400	38,423
Sungrow Power Supply Co. Ltd. (Class A Stock)	200	4,337
TAL Education Group, ADR*	1,400	17,780
Tencent Holdings Ltd.	14,500	1,114,496
Trip.com Group Ltd.	600	36,825
Vipshop Holdings Ltd., ADR	5,300	90,683
Western Mining Co. Ltd. (Class A Stock)	9,500	47,771
WuXi AppTec Co. Ltd. (Class H Stock), 144A	8,000	113,840
Wuxi Biologics Cayman, Inc., 144A*	11,000	52,056
Xiaomi Corp. (Class B Stock), 144A*	9,200	41,644
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	10,100	55,417
Yutong Bus Co. Ltd. (Class A Stock)	1,900	8,435
Zhejiang Zheneng Electric Power Co. Ltd. (Class A Stock)	27,800	19,760
Zhongji Innolight Co. Ltd. (Class A Stock)	500	46,352
Zijin Mining Group Co. Ltd. (Class H Stock)	26,000	135,565
		6,251,581
Colombia 0.1%
Grupo Cibest SA	742	16,659
Czech Republic 0.3%
Moneta Money Bank A/S, 144A	6,819	68,438
Greece 0.6%
OPAP SA	7,216	145,526
Hungary 0.5%
OTP Bank Nyrt	964	121,302
India 14.2%
Avanti Feeds Ltd.	1,300	11,282
Bharat Electronics Ltd.	4,677	22,849
Bharat Petroleum Corp. Ltd.	37,493	148,643
Bharti Airtel Ltd.	7,054	151,287
BSE Ltd.	2,780	84,556
Canara Bank	81,977	131,573
Cartrade Tech Ltd.*	2,036	58,723
Chennai Petroleum Corp. Ltd.	2,700	25,453
Cipla Ltd.	365	5,260
City Union Bank Ltd.	9,468	31,087
Cummins India Ltd.	3,145	140,743
eClerx Services Ltd.	774	39,183
Eicher Motors Ltd.	1,729	134,000
GE Vernova T&D India Ltd.	959	33,677
HCL Technologies Ltd.	9,185	169,487

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
HDFC Bank Ltd.	11,902	$120,344
Hero MotoCorp Ltd.	1,596	96,131
ICICI Bank Ltd.	2,813	41,471
Indian Oil Corp. Ltd.	47,442	84,254
Infosys Ltd.	5,486	98,124
Infosys Ltd., ADR(a)	7,200	126,576
Laurus Labs Ltd., 144A	6,221	65,359
Lupin Ltd.	3,196	74,895
Mahindra & Mahindra Ltd.	3,725	139,091
Maruti Suzuki India Ltd.	896	142,346
Muthoot Finance Ltd.	3,547	147,807
National Aluminium Co. Ltd.	18,161	75,674
Oil & Natural Gas Corp. Ltd.	61,004	178,841
Persistent Systems Ltd.	735	48,328
Power Finance Corp. Ltd.	40,141	165,778
PTC India Ltd.	11,981	22,495
Reliance Industries Ltd.	6,932	105,331
SAI Life Sciences Ltd., 144A*	6,825	62,055
State Bank of India	8,257	96,777
Tata Consultancy Services Ltd.	3,042	103,453
Tata Motors Passenger Vehicles Ltd.	32,350	123,282
TVS Motor Co. Ltd.	1,980	79,258
Wipro Ltd.	8,437	21,769
Zydus Lifesciences Ltd.	4,426	42,638
		3,449,880
Indonesia 1.0%
Astra Agro Lestari Tbk PT	19,000	8,377
Astra International Tbk PT	380,100	144,123
Cisarua Mountain Dairy PT Tbk	88,900	27,056
Indofood Sukses Makmur Tbk PT	46,300	18,802
Triputra Agro Persada PT	481,800	42,913
		241,271
Kuwait 0.6%
Mobile Telecommunications Co. KSCP	87,230	144,863
Malaysia 1.5%
AMMB Holdings Bhd	40,200	65,747
Johor Plantations Group Bhd	56,400	21,804
Malayan Cement Bhd	17,200	34,906
Nestle Malaysia Bhd	3,300	93,749
RHB Bank Bhd	5,700	12,216
SD Guthrie Bhd	81,600	120,889
Sime Darby Bhd	9,900	5,422
		354,733
Mexico 1.9%
America Movil SAB de CV (Class B Stock)	15,600	16,130
Cemex SAB de CV, UTS	72,800	90,479
Grupo Financiero Banorte SAB de CV (Class O Stock)	5,000	56,369
Grupo Mexico SAB de CV (Class B Stock)	16,000	176,544
Industrias Penoles SAB de CV*	2,200	127,524
		467,046

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Philippines 0.8%
International Container Terminal Services, Inc.	17,000	$186,200
Robinsons Retail Holdings, Inc.	9,600	6,024
		192,224
Poland 0.7%
LPP SA	4	22,090
Powszechny Zaklad Ubezpieczen SA	6,354	125,024
Tauron Polska Energia SA*	11,210	34,669
		181,783
Qatar 0.5%
Barwa Real Estate Co.	14,080	10,591
Ooredoo QPSC	28,674	112,754
		123,345
Russia 0.0%
Inter RAO UES PJSC*^	202,400	—
LUKOIL PJSC*^	2,762	—
Magnit PJSC*^	1,716	—
PhosAgro PJSC*^	232	—
PhosAgro PJSC, GDR (XSTU)^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC*^	5,856	—
Sberbank of Russia PJSC*^	55,364	—
Surgutneftegas PAO*^	38,400	—
		—
Saudi Arabia 3.2%
Al Rajhi Bank	1,543	44,062
Banque Saudi Fransi	17,644	84,931
Etihad Etisalat Co.	5,088	95,747
Jarir Marketing Co.	24,204	92,080
Rasan Information Technology Co.*	270	10,062
Riyad Bank	10,614	79,655
SABIC Agri-Nutrients Co.	1,222	40,713
Saudi Awwal Bank	12,066	114,651
Saudi National Bank (The)	18,507	221,258
		783,159
South Africa 2.1%
Capitec Bank Holdings Ltd.	777	208,620
DRDGOLD Ltd.	7,776	24,281
FirstRand Ltd.	1,275	7,272
Gold Fields Ltd.	3,361	166,217
Harmony Gold Mining Co. Ltd.	2,013	42,773
Momentum Group Ltd.	7,152	16,655
MTN Group Ltd.	481	5,341
Naspers Ltd. (Class N Stock)	478	29,266
		500,425
South Korea 15.6%
APR Corp.*	75	14,068
BGF retail Co. Ltd.	132	11,116
DB HiTek Co. Ltd.	198	14,446
DB Insurance Co. Ltd.	130	12,835

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hana Financial Group, Inc.	2,501	$173,775
Hanwha Corp.*	507	40,253
HD Hyundai Electric Co. Ltd.	40	24,506
HD Hyundai Heavy Industries Co. Ltd.	95	37,813
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	318	91,086
Hyosung Heavy Industries Corp.*	25	44,839
Hyundai Motor Co.	198	68,925
iM Financial Group Co. Ltd.	784	8,430
Industrial Bank of Korea	6,894	105,919
IsuPetasys Co. Ltd.	200	16,153
KB Financial Group, Inc.	956	89,481
Kia Corp.	601	63,948
Korea Electric Power Corp.*	1,127	45,455
Korea Investment Holdings Co. Ltd.	729	109,055
LG Uplus Corp.	10,802	120,007
Meritz Financial Group, Inc.	461	37,274
NH Investment & Securities Co. Ltd.	811	15,205
Samsung Electronics Co. Ltd.	12,392	1,369,003
Samsung Heavy Industries Co. Ltd.*	442	9,009
Shinhan Financial Group Co. Ltd.	2,191	128,050
SK Biopharmaceuticals Co. Ltd.*	700	57,115
SK hynix, Inc.	1,582	987,765
Woori Financial Group, Inc.	5,526	115,598
		3,811,129
Taiwan 20.2%
Accton Technology Corp.	2,000	69,926
ASE Technology Holding Co. Ltd.	7,000	65,080
Asia Vital Components Co. Ltd.	1,000	45,432
Bizlink Holding, Inc.	2,000	81,223
Chenbro Micom Co. Ltd.	1,000	28,537
Chroma ATE, Inc.	5,000	153,532
Delta Electronics, Inc.	9,000	343,461
Elite Material Co. Ltd.	2,000	108,485
Eva Airways Corp.	16,000	18,938
Evergreen Marine Corp. Taiwan Ltd.	25,000	147,655
Hon Hai Precision Industry Co. Ltd.	26,000	179,723
Innodisk Corp.	1,000	25,037
MediaTek, Inc.	1,000	55,471
Mega Union Technology, Inc.	3,000	66,329
Pou Chen Corp.	51,000	49,296
Sunonwealth Electric Machine Industry Co. Ltd.	14,000	62,964
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	3,207,164
TS Financial Holding Co. Ltd.	26,000	18,687
Wan Hai Lines Ltd.	2,000	4,684
Wiwynn Corp.	1,000	112,092
Yang Ming Marine Transport Corp.	54,000	91,622
		4,935,338
Thailand 0.9%
Charoen Pokphand Foods PCL	177,500	116,271
Krung Thai Bank PCL	124,800	111,988
		228,259
Turkey 0.5%
Aselsan Elektronik Sanayi Ve Ticaret A/S	8,132	56,903

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description		Shares		Value
Common Stocks (Continued)
Turkey (cont’d.)
Turk Hava Yollari AO			10,608	$74,199
Turkiye Is Bankasi A/S (Class C Stock)			1	—
				131,102
United Arab Emirates 1.2%
Dubai Electricity & Water Authority PJSC			116,572	95,899
Emaar Development PJSC			17,048	79,904
Emaar Properties PJSC			16,700	68,315
Emirates NBD Bank PJSC			6,529	55,290
				299,408
United States 0.7%
BeOne Medicines Ltd. (Class H Stock)*			3,600	94,943
JBS NV (Class A Stock)*			4,500	70,875
				165,818

Total Common Stocks (cost $15,448,491)				23,668,328
Preferred Stocks 2.6%
Brazil 1.9%
Axia Energia (PRFC B)			5,700	62,429
Itau Unibanco Holding SA (PRFC)			16,988	146,005
Itausa SA (PRFC)			16,728	43,260
Petroleo Brasileiro SA (PRFC)			27,300	195,409
				447,103
India 0.0%
TVS Motor Co. Ltd.6.000%, Maturing 09/01/26^			528	—
Russia 0.0%
Surgutneftegas PAO (PRFC)*^			38,200	—
South Korea 0.7%
Hyundai Motor Co. (2nd PRFC)			86	16,243
Hyundai Motor Co. (PRFC)			68	12,553
Samsung Electronics Co. Ltd. (PRFC)			1,804	146,126
				174,922

Total Preferred Stocks (cost $391,036)				622,025
Unaffiliated Exchange-Traded Fund 0.4%
United States
iShares MSCI Emerging Markets ETF(a) (cost $95,488)			1,800	106,380

Total Long-Term Investments (cost $15,935,015)				24,396,733
Short-Term Investments 2.4%
Affiliated Mutual Funds 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	313,805	313,805

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $229,150; includes $228,396 of cash collateral for securities on loan)(b)(wb)	229,300	$229,162

Total Affiliated Mutual Funds (cost $542,955)			542,967

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $39,872)	3.651%	03/05/26	40	39,876

Total Short-Term Investments (cost $582,827)				582,843

TOTAL INVESTMENTS 102.5% (cost $16,517,842)				24,979,576
Liabilities in excess of other assets(z) (2.5)%				(604,747)

Net Assets 100.0%				$24,374,829

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security
XLON—London Stock Exchange
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,014; cash collateral of $228,396 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	Mini MSCI Emerging Markets Index	Mar. 2026	$380,200	$24,076
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).